Financial instruments and risk management - Financial instruments (Details) (CAD)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	41,822,000	[1]	10,701,000	[1]
Series 1 Debentures	225,000,000	[2]	225,000,000	[2]
Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	37,369,000	[1]	10,657,000	[1]
Series 1 Debentures	220,079,000	[2]	203,624,000	[2]
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt	45,200,000		78,800,000
Change in annual interest expense as a result of 100 basis point change to interest rates	500,000

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.